PORTFOLIO OF INVESTMENTS – as of April 30, 2020 (Unaudited)

Natixis Sustainable Future 2060 Fund

Shares	Description	Value (†)
Common Stocks – 63.3% of Net Assets

	Aerospace & Defense – 0.7%
20	Axon Enterprise, Inc.(a)	$1,454
78	Boeing Co. (The)	11,000
29	Moog, Inc., Class A	1,435
47	Raytheon Technologies Corp.	3,046
14	Teledyne Technologies, Inc.(a)	4,559

		21,494

	Air Freight & Logistics – 0.7%
194	Expeditors International of Washington, Inc.	13,892
18	FedEx Corp.	2,282
46	United Parcel Service, Inc., Class B	4,354

		20,528

	Airlines – 0.1%
13	Delta Air Lines, Inc.	337
142	Hawaiian Holdings, Inc.	2,045

		2,382

	Auto Components – 0.3%
88	Aptiv PLC	6,120
15	BorgWarner, Inc.	429
148	Delphi Technologies PLC(a)	1,479
24	Visteon Corp.(a)	1,447

		9,475

	Automobiles – 0.5%
615	Fiat Chrysler Automobiles NV	5,295
332	General Motors Co.	7,400
27	Thor Industries, Inc.	1,788

		14,483

	Banks – 3.5%
70	Ameris Bancorp	1,780
134	BancorpSouth Bank	2,933
620	Bank of America Corp.	14,911
290	Cadence BanCorp	1,920
320	Citigroup, Inc.	15,539
181	Citizens Financial Group, Inc.	4,053
102	Columbia Banking System, Inc.	2,753
9	Comerica, Inc.	314
65	Cullen/Frost Bankers, Inc.	4,671
234	Fulton Financial Corp.	2,736
171	Huntington Bancshares, Inc.	1,580
119	International Bancshares Corp.	3,450
276	KeyCorp	3,215
21	M&T Bank Corp.	2,354
483	People’s United Financial, Inc.	6,129
72	PNC Financial Services Group, Inc. (The)	7,680

Shares	Description	Value (†)
Common Stocks – continued

	Banks – continued
127	Regions Financial Corp.	$1,365
108	TCF Financial Corp.	3,207
119	Truist Financial Corp.	4,441
184	Trustmark Corp.	4,896
259	Wells Fargo & Co.	7,524
46	Wintrust Financial Corp.	1,927
84	Zions Bancorp N.A.	2,655

		102,033

	Beverages – 1.7%
64	Brown-Forman Corp., Class B	3,981
176	Coca-Cola Co. (The)	8,077
64	Constellation Brands, Inc., Class A	10,540
313	Monster Beverage Corp.(a)	19,346
54	PepsiCo, Inc.	7,144

		49,088

	Biotechnology – 2.3%
54	AbbVie, Inc.	4,439
50	Amgen, Inc.	11,961
11	Biogen, Inc.(a)	3,265
82	BioMarin Pharmaceutical, Inc.(a)	7,546
93	Gilead Sciences, Inc.	7,812
18	Ligand Pharmaceuticals, Inc.(a)	1,774
54	Regeneron Pharmaceuticals, Inc.(a)	28,397
4	Vertex Pharmaceuticals, Inc.(a)	1,005

		66,199

	Building Products – 0.4%
161	Johnson Controls International PLC	4,687
18	Lennox International, Inc.	3,360
57	Owens Corning	2,471

		10,518

	Capital Markets – 4.6%
6	Affiliated Managers Group, Inc.	420
12	Ameriprise Financial, Inc.	1,379
372	Bank of New York Mellon Corp. (The)	13,965
13	BlackRock, Inc.	6,527
366	Charles Schwab Corp. (The)	13,806
20	CME Group, Inc.	3,564
41	FactSet Research Systems, Inc.	11,275
80	Franklin Resources, Inc.	1,507
43	Goldman Sachs Group, Inc. (The)	7,887
45	Intercontinental Exchange, Inc.	4,025
49	Invesco Ltd.	422
95	Janus Henderson Group PLC	1,701
99	Legg Mason, Inc.	4,933
52	Moody’s Corp.	12,683
30	MSCI, Inc.	9,810
53	Northern Trust Corp.	4,195

Shares	Description	Value (†)
Common Stocks – continued

	Capital Markets – continued
39	S&P Global, Inc.	$11,422
169	SEI Investments Co.	8,612
264	State Street Corp.	16,643
6	T. Rowe Price Group, Inc.	694

		135,470

	Chemicals – 0.9%
24	DuPont de Nemours, Inc.	1,128
40	Ecolab, Inc.	7,740
52	HB Fuller Co.	1,913
37	Innospec, Inc.	2,683
9	International Flavors & Fragrances, Inc.	1,179
45	Linde PLC	8,280
44	Minerals Technologies, Inc.	1,938
24	Stepan Co.	2,290

		27,151

	Commercial Services & Supplies – 0.3%
44	Healthcare Services Group, Inc.	1,122
25	MSA Safety, Inc.	2,813
37	Tetra Tech, Inc.	2,785
33	Waste Management, Inc.	3,301

		10,021

	Communications Equipment – 0.9%
63	Ciena Corp.(a)	2,914
361	Cisco Systems, Inc.	15,299
6	F5 Networks, Inc.(a)	836
34	InterDigital, Inc.	1,964
34	Lumentum Holdings, Inc.(a)	2,751
13	Motorola Solutions, Inc.	1,869

		25,633

	Construction & Engineering – 0.2%
120	AECOM(a)	4,351
127	Fluor Corp.	1,486

		5,837

	Consumer Finance – 1.2%
624	Ally Financial, Inc.	10,227
114	American Express Co.	10,403
208	Capital One Financial Corp.	13,470

		34,100

	Containers & Packaging – 0.3%
73	Ball Corp.	4,788
45	International Paper Co.	1,541
186	O-I Glass, Inc.	1,533

		7,862

Shares	Description	Value (†)
Common Stocks – continued

	Distributors – 0.2%
36	Genuine Parts Co.	$2,854
17	POOL CORP.	3,598

		6,452

	Diversified Consumer Services – 0.1%
79	Service Corp. International	2,902

	Diversified Telecommunication Services – 0.3%
124	AT&T, Inc.	3,779
65	Verizon Communications, Inc.	3,734

		7,513

	Electric Utilities – 0.6%
108	American Electric Power Co., Inc.	8,976
14	Edison International	822
27	Eversource Energy	2,179
19	FirstEnergy Corp.	784
35	IDACORP, Inc.	3,212
33	PPL Corp.	839

		16,812

	Electrical Equipment – 0.3%
13	Acuity Brands, Inc.	1,126
47	Eaton Corp. PLC	3,924
24	Hubbell, Inc.	2,986

		8,036

	Electronic Equipment, Instruments & Components – 1.0%
67	Avnet, Inc.	2,011
26	Belden, Inc.	889
68	Cognex Corp.	3,756
15	Coherent, Inc.(a)	1,918
30	Corning, Inc.	660
13	Littelfuse, Inc.	1,888
12	Rogers Corp.(a)	1,333
159	TE Connectivity Ltd.	11,680
81	Trimble, Inc.(a)	2,805
120	Vishay Intertechnology, Inc.	1,991

		28,931

	Energy Equipment & Services – 0.3%
104	Baker Hughes Co.	1,451
68	National Oilwell Varco, Inc.	859
293	Schlumberger Ltd.	4,928
47	TechnipFMC PLC	419

		7,657

	Entertainment – 1.3%
33	Activision Blizzard, Inc.	2,103
58	Cinemark Holdings, Inc.	828
16	Electronic Arts, Inc.(a)	1,828
42	Netflix, Inc.(a)	17,634

Shares	Description	Value (†)
Common Stocks – continued

	Entertainment – continued
20	Take-Two Interactive Software, Inc.(a)	$2,421
135	Walt Disney Co. (The)	14,600

		39,414

	Food & Staples Retailing – 0.4%
92	Kroger Co. (The)	2,908
162	SpartanNash Co.	2,778
20	Sysco Corp.	1,126
87	Walgreens Boots Alliance, Inc.	3,766

		10,578

	Food Products – 0.7%
61	Campbell Soup Co.	3,049
49	General Mills, Inc.	2,935
69	Hain Celestial Group, Inc. (The)(a)	1,783
5	Hershey Co. (The)	662
65	Hormel Foods Corp.	3,045
35	Ingredion, Inc.	2,842
14	J.M. Smucker Co. (The)	1,609
50	Kellogg Co.	3,275
6	McCormick & Co., Inc.	941
15	Mondelez International, Inc., Class A	771

		20,912

	Gas Utilities – 0.4%
71	New Jersey Resources Corp.	2,398
40	ONE Gas, Inc.	3,188
79	South Jersey Industries, Inc.	2,259
86	UGI Corp.	2,596

		10,441

	Health Care Equipment & Supplies – 1.0%
3	Becton Dickinson & Co.	758
18	Boston Scientific Corp.(a)	675
5	Cooper Cos., Inc. (The)	1,433
13	Danaher Corp.	2,125
13	DENTSPLY SIRONA, Inc.	552
3	Edwards Lifesciences Corp.(a)	653
38	Globus Medical, Inc., Class A(a)	1,803
18	Haemonetics Corp.(a)	2,048
35	Hill-Rom Holdings, Inc.	3,937
21	Hologic, Inc.(a)	1,052
9	Intuitive Surgical, Inc.(a)	4,598
119	Meridian Bioscience, Inc.(a)	1,428
29	Merit Medical Systems, Inc.(a)	1,184
6	STERIS PLC	855
3	Stryker Corp.	559
21	Varian Medical Systems, Inc.(a)	2,402
24	West Pharmaceutical Services, Inc.	4,542

		30,604

Shares	Description	Value (†)
Common Stocks – continued

	Health Care Providers & Services – 2.6%
31	Acadia Healthcare Co., Inc.(a)	$744
12	Amedisys, Inc.(a)	2,210
6	Anthem, Inc.	1,684
26	BioTelemetry, Inc.(a)	1,214
77	Centene Corp.(a)	5,127
8	Chemed Corp.	3,333
10	Cigna Corp.	1,958
180	CVS Health Corp.	11,079
18	DaVita, Inc.(a)	1,422
34	Encompass Health Corp.	2,252
111	HCA Healthcare, Inc.	12,197
29	Henry Schein, Inc.(a)	1,582
41	Humana, Inc.	15,655
19	Laboratory Corp. of America Holdings(a)	3,125
129	MEDNAX, Inc.(a)	1,873
57	Patterson Cos., Inc.	1,042
30	Quest Diagnostics, Inc.	3,303
25	UnitedHealth Group, Inc.	7,312

		77,112

	Health Care Technology – 0.5%
135	Allscripts Healthcare Solutions, Inc.(a)	878
159	Cerner Corp.	11,033
61	HMS Holdings Corp.(a)	1,749

		13,660

	Hotels, Restaurants & Leisure – 2.0%
33	Dine Brands Global, Inc.	1,465
11	Domino’s Pizza, Inc.	3,981
37	Dunkin’ Brands Group, Inc.	2,325
100	Hilton Worldwide Holdings, Inc.	7,571
22	Jack in the Box, Inc.	1,327
21	Marriott Vacations Worldwide Corp.	1,743
7	McDonald’s Corp.	1,313
480	MGM Resorts International	8,079
125	Starbucks Corp.	9,591
134	Wendy’s Co. (The)	2,661
268	Yum China Holdings, Inc.	12,987
53	Yum! Brands, Inc.	4,581

		57,624

	Household Durables – 0.3%
107	KB Home	2,808
81	Meritage Homes Corp.(a)	4,257
145	Taylor Morrison Home Corp.(a)	2,110

		9,175

	Household Products – 0.9%
7	Clorox Co. (The)	1,305
132	Colgate-Palmolive Co.	9,276

Shares	Description	Value (†)
Common Stocks – continued

	Household Products – continued
130	Procter & Gamble Co. (The)	$15,323

		25,904

	Independent Power & Renewable Electricity Producers – 0.3%
66	AES Corp. (The)	874
104	Ormat Technologies, Inc.	6,491

		7,365

	Industrial Conglomerates – 0.3%
19	Carlisle Cos., Inc.	2,298
982	General Electric Co.	6,678
8	Honeywell International, Inc.	1,135

		10,111

	Insurance – 1.3%
18	Aflac, Inc.	670
39	Allstate Corp. (The)	3,967
330	American International Group, Inc.	8,392
15	Brighthouse Financial, Inc.(a)	386
59	Chubb Ltd.	6,373
9	eHealth, Inc.(a)	960
62	First American Financial Corp.	2,859
22	Hanover Insurance Group, Inc. (The)	2,208
32	Hartford Financial Services Group, Inc. (The)	1,216
32	Lincoln National Corp.	1,135
24	Marsh & McLennan Cos., Inc.	2,336
70	Prudential Financial, Inc.	4,366
29	Travelers Cos., Inc. (The)	2,935

		37,803

	Interactive Media & Services – 3.2%
11	Alphabet, Inc., Class A(a)	14,814
24	Alphabet, Inc., Class C(a)	32,368
188	Facebook, Inc., Class A(a)	38,485
59	Match Group, Inc.(a)	4,541
117	Pinterest, Inc., Class A(a)	2,417

		92,625

	Internet & Direct Marketing Retail – 3.1%
125	Alibaba Group Holding Ltd., Sponsored ADR(a)	25,334
14	Amazon.com, Inc.(a)	34,636
11	Booking Holdings, Inc.(a)	16,286
287	eBay, Inc.	11,431
45	Etsy, Inc.(a)	2,919

		90,606

	IT Services – 3.2%
78	Automatic Data Processing, Inc.	11,442
64	Cognizant Technology Solutions Corp., Class A	3,713
381	DXC Technology Co.	6,908
11	Fiserv, Inc.(a)	1,134

Shares	Description	Value (†)
Common Stocks – continued

	IT Services – continued
63	Gartner, Inc.(a)	$7,485
15	Global Payments, Inc.	2,490
18	International Business Machines Corp.	2,260
47	MasterCard, Inc., Class A	12,924
25	Paychex, Inc.	1,713
24	PayPal Holdings, Inc.(a)	2,952
183	Sabre Corp.	1,330
8	VeriSign, Inc.(a)	1,676
204	Visa, Inc., Class A	36,459
17	WEX, Inc.(a)	2,249

		94,735

	Leisure Products – 0.0%
82	Callaway Golf Co.	1,174

	Life Sciences Tools & Services – 0.7%
20	Agilent Technologies, Inc.	1,533
23	Illumina, Inc.(a)	7,338
11	IQVIA Holdings, Inc.(a)	1,568
1	Mettler-Toledo International, Inc.(a)	720
46	NeoGenomics, Inc.(a)	1,258
32	Repligen Corp.(a)	3,717
13	Thermo Fisher Scientific, Inc.	4,351
6	Waters Corp.(a)	1,122

		21,607

	Machinery – 2.4%
45	AGCO Corp.	2,378
110	Caterpillar, Inc.	12,802
62	Cummins, Inc.	10,137
98	Deere & Co.	14,216
54	Flowserve Corp.	1,521
7	Illinois Tool Works, Inc.	1,138
60	ITT, Inc.	3,163
76	Kennametal, Inc.	1,946
47	Oshkosh Corp.	3,174
93	Parker-Hannifin Corp.	14,705
13	Proto Labs, Inc.(a)	1,321
60	Terex Corp.	911
52	Toro Co. (The)	3,318
13	Xylem, Inc.	935

		71,665

	Media – 1.2%
3	Cable One, Inc.	5,739
19	Charter Communications, Inc., Class A(a)	9,409
351	Comcast Corp., Class A	13,208
21	Discovery, Inc., Series C(a)	429
44	Fox Corp., Class A	1,138
28	Interpublic Group of Cos., Inc. (The)	476
65	New York Times Co. (The), Class A	2,114

Shares	Description	Value (†)
Common Stocks – continued

	Media – continued
46	Omnicom Group, Inc.	$2,623
47	ViacomCBS, Inc., Class B	811

		35,947

	Metals & Mining – 0.4%
108	Commercial Metals Co.	1,722
36	Newmont Corp.	2,141
10	Nucor Corp.	412
44	Reliance Steel & Aluminum Co.	3,941
28	Royal Gold, Inc.	3,431

		11,647

	Multi-Utilities – 0.4%
63	Consolidated Edison, Inc.	4,964
25	DTE Energy Co.	2,594
18	Sempra Energy	2,229
18	WEC Energy Group, Inc.	1,630

		11,417

	Multiline Retail – 0.2%
275	Macy’s, Inc.	1,612
42	Target Corp.	4,609

		6,221

	Oil, Gas & Consumable Fuels – 1.2%
490	Apache Corp.	6,409
52	Concho Resources, Inc.	2,950
71	Devon Energy Corp.	885
86	Diamondback Energy, Inc.	3,745
189	EOG Resources, Inc.	8,980
104	EQT Corp.	1,517
366	Marathon Oil Corp.	2,240
109	Noble Energy, Inc.	1,069
71	ONEOK, Inc.	2,125
330	Southwestern Energy Co.(a)	1,066
35	Valero Energy Corp.	2,217
52	World Fuel Services Corp.	1,300

		34,503

	Paper & Forest Products – 0.1%
41	Domtar Corp.	958
80	Louisiana-Pacific Corp.	1,600

		2,558

	Personal Products – 0.0%
7	Estee Lauder Cos., Inc. (The), Class A	1,235

	Pharmaceuticals – 1.6%
3	Allergan PLC	562
41	Bristol-Myers Squibb Co.	2,493
58	Catalent, Inc.(a)	4,011
27	Eli Lilly & Co.	4,175

Shares	Description	Value (†)
Common Stocks – continued

	Pharmaceuticals – continued
61	Merck & Co., Inc.	$4,840
77	Novartis AG, Sponsored ADR	6,524
68	Novo Nordisk A/S, Sponsored ADR	4,307
16	Perrigo Co. PLC	853
148	Pfizer, Inc.	5,677
324	Roche Holding AG, Sponsored ADR	14,084

		47,526

	Professional Services – 0.3%
46	Exponent, Inc.	3,235
15	Insperity, Inc.	716
44	Korn Ferry	1,269
27	ManpowerGroup, Inc.	2,005
28	Nielsen Holdings PLC	412
16	Verisk Analytics, Inc.	2,445

		10,082

	Real Estate Management & Development – 0.1%
27	CBRE Group, Inc., Class A(a)	1,159
23	Jones Lang LaSalle, Inc.	2,428

		3,587

	REITs - Apartments – 0.5%
87	American Campus Communities, Inc.	3,070
6	AvalonBay Communities, Inc.	978
56	Camden Property Trust	4,932
32	Equity Residential	2,082
8	Essex Property Trust, Inc.	1,953
4	Mid-America Apartment Communities, Inc.	447

		13,462

	REITs - Diversified – 0.2%
11	Crown Castle International Corp.	1,754
9	Digital Realty Trust, Inc.	1,345
2	Equinix, Inc.	1,350
81	Weyerhaeuser Co.	1,772

		6,221

	REITs - Health Care – 0.2%
27	Ventas, Inc.	874
79	Welltower, Inc.	4,047

		4,921

	REITs - Hotels – 0.1%
96	Host Hotels & Resorts, Inc.	1,182
256	Park Hotels & Resorts, Inc.	2,434

		3,616

	REITs - Office Property – 0.6%
14	Boston Properties, Inc.	1,361
131	Corporate Office Properties Trust	3,461

Shares	Description	Value (†)
Common Stocks – continued

	REITs - Office Property – continued
148	Douglas Emmett, Inc.	$4,512
192	Easterly Government Properties, Inc.	5,167
66	Kilroy Realty Corp.	4,109

		18,610

	REITs - Storage – 0.0%
20	Iron Mountain, Inc.	483
4	Public Storage	742

		1,225

	REITs - Warehouse/Industrials – 0.1%
42	CyrusOne, Inc.	2,946

	Road & Rail – 0.5%
12	Kansas City Southern	1,566
38	Norfolk Southern Corp.	6,502
34	Ryder System, Inc.	1,204
37	Union Pacific Corp.	5,912

		15,184

	Semiconductors & Semiconductor Equipment – 2.5%
13	Advanced Micro Devices, Inc.(a)	681
42	Applied Materials, Inc.	2,087
26	Cabot Microelectronics Corp.	3,186
48	Cirrus Logic, Inc.(a)	3,629
37	Cree, Inc.(a)	1,596
138	First Solar, Inc.(a)	6,073
66	Ichor Holdings Ltd.(a)	1,643
150	Intel Corp.	8,997
64	NVIDIA Corp.	18,706
103	QUALCOMM, Inc.	8,103
37	Silicon Laboratories, Inc.(a)	3,597
101	Texas Instruments, Inc.	11,723
12	Universal Display Corp.	1,802

		71,823

	Software – 4.0%
21	Adobe, Inc.(a)	7,426
115	Autodesk, Inc.(a)	21,520
30	Blackbaud, Inc.	1,658
41	Bottomline Technologies, Inc.(a)	1,707
9	Citrix Systems, Inc.	1,305
12	Fair Isaac Corp.(a)	4,235
23	LogMeIn, Inc.	1,966
121	Microsoft Corp.	21,684
31	NortonLifeLock, Inc.	659
400	Oracle Corp.	21,188
36	PTC, Inc.(a)	2,493
26	Qualys, Inc.(a)	2,741
88	salesforce.com, Inc.(a)	14,252

Shares	Description	Value (†)
Common Stocks – continued

	Software – continued
103	Workday, Inc., Class A(a)	$15,852

		118,686

	Specialty Retail – 0.9%
31	Aaron’s, Inc.	989
88	American Eagle Outfitters, Inc.	700
33	Asbury Automotive Group, Inc.(a)	2,228
11	Best Buy Co., Inc.	844
15	Five Below, Inc.(a)	1,352
45	Home Depot, Inc. (The)	9,892
23	Lithia Motors, Inc., Class A	2,543
28	Lowe’s Cos., Inc.	2,933
24	Monro, Inc.	1,332
6	Tiffany & Co.	759
27	TJX Cos., Inc. (The)	1,324
33	Williams-Sonoma, Inc.	2,041

		26,937

	Technology Hardware, Storage & Peripherals – 0.8%
41	Apple, Inc.	12,046
361	Hewlett Packard Enterprise Co.	3,632
236	HP, Inc.	3,660
83	NCR Corp.(a)	1,703
24	NetApp, Inc.	1,051
20	Seagate Technology PLC	999
14	Western Digital Corp.	645
32	Xerox Holdings Corp.	585

		24,321

	Textiles, Apparel & Luxury Goods – 0.5%
18	Deckers Outdoor Corp.(a)	2,678
35	NIKE, Inc., Class B	3,051
595	Under Armour, Inc., Class A(a)	6,200
76	Wolverine World Wide, Inc.	1,557

		13,486

	Thrifts & Mortgage Finance – 0.1%
285	New York Community Bancorp, Inc.	3,095

	Trading Companies & Distributors – 0.3%
119	Fastenal Co.	4,310
25	GATX Corp.	1,482
13	W.W. Grainger, Inc.	3,583

		9,375

	Water Utilities – 0.4%
65	American Water Works Co., Inc.	7,910
81	Essential Utilities, Inc.	3,385

		11,295

Shares	Description	Value (†)
Common Stocks – continued

	Wireless Telecommunication Services – 0.1%
55	Shenandoah Telecommunications Co.	$2,943

	Total Common Stocks (Identified Cost $1,947,059)	1,856,561

Principal Amount
Bonds and Notes – 3.8%

	Agency Commercial Mortgage-Backed Securities – 0.0%
$957	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	971

	Automotive – 0.0%
1,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	1,022

	Banking – 0.6%
2,000	American Express Co., 3.700%, 8/03/2023	2,122
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,053
1,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	1,093
1,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	1,058
1,000	Citigroup, Inc., 4.600%, 3/09/2026	1,102
1,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	1,041
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	1,001
2,000	HSBC Holdings PLC, 5.100%, 4/05/2021	2,070
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,106
1,000	KeyCorp, MTN, 2.250%, 4/06/2027	974
1,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	1,079
1,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	1,047

		16,746

	Construction Machinery – 0.0%
1,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	1,026

	Consumer Cyclical Services – 0.1%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,091

	Government Owned - No Guarantee – 0.1%
2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	3,100

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Health Insurance – 0.1%
$1,000	Anthem, Inc., 4.101%, 3/01/2028	$1,119
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,365

		2,484

	Healthcare – 0.0%
1,000	CVS Health Corp., 4.300%, 3/25/2028	1,134

	Independent Energy – 0.1%
2,000	EQT Corp., 3.000%, 10/01/2022	1,885

	Integrated Energy – 0.1%
1,000	BP Capital Markets PLC, 3.814%, 2/10/2024	1,063
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,435

		2,498

	Midstream – 0.0%
1,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	1,050

	Mortgage Related – 0.9%
11,303	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	11,932
8,225	FNMA, 3.500%, with various maturities in 2049(c)	8,681
3,461	FNMA, 4.000%, with various maturities from 2049 to 2050(c)	3,685
1,415	FNMA, 4.500%, 5/01/2049	1,524

		25,822

	Oil Field Services – 0.1%
2,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	2,017

	Railroads – 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	2,121

	Technology – 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	1,069
1,000	International Business Machines Corp., 4.000%, 6/20/2042	1,177
2,000	QUALCOMM, Inc., 3.450%, 5/20/2025	2,197
2,000	VMware, Inc., 2.950%, 8/21/2022	2,029

		6,472

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Treasuries – 1.2%
$1,000	U.S. Treasury Bond, 2.500%, 5/15/2046	$1,272
2,000	U.S. Treasury Bond, 2.875%, 11/15/2046	2,726
3,000	U.S. Treasury Bond, 3.000%, 5/15/2045	4,122
1,000	U.S. Treasury Bond, 3.000%, 2/15/2048	1,404
2,000	U.S. Treasury Bond, 3.000%, 2/15/2049	2,834
1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,613
1,000	U.S. Treasury Bond, 4.500%, 2/15/2036	1,547
1,000	U.S. Treasury Bond, 5.250%, 2/15/2029	1,403
15,000	U.S. Treasury Note, 2.000%, 11/15/2026	16,454
1,000	U.S. Treasury Note, 2.125%, 12/31/2022	1,050

		34,425

	Wireless – 0.1%
1,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,297

	Wirelines – 0.1%
2,000	AT&T, Inc., 3.400%, 5/15/2025	2,118
1,000	AT&T, Inc., 3.875%, 1/15/2026	1,086
1,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 2.792%, 5/15/2025(d)	991

		4,195

	Total Bonds and Notes (Identified Cost $104,578)	110,356

Shares
Exchange-Traded Funds – 16.6%
5,947	iShares® ESG MSCI EAFE ETF	333,924
5,193	iShares® ESG MSCI Emerging Markets ETF	152,674

	Total Exchange-Traded Funds (Identified Cost $533,384)	486,598

Affiliated Mutual Funds – 18.5%
4,342	Mirova Global Green Bond Fund, Class N	45,414
45,719	Mirova International Sustainable Equity Fund, Class N	497,879

	Total Affiliated Mutual Funds (Identified Cost $542,797)	543,293

Description	Value (†)
Total Investments – 102.2% (Identified Cost $3,127,818)	$2,996,808
Other assets less liabilities – (2.2)%	(64,175)

Net Assets – 100.0%	$2,932,633

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.
In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.
Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.
Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.
Mutual Funds are valued at net asset value.
Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of April 30, 2020 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Variable rate security. Rate as of April 30, 2020 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2020, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$51,629	$5,168	$10,346	$326	$(1,363)	$45,414	$11,414
Mirova International Sustainable Equity Fund, Class N	543,568	24,967	10,783	156	(60,029)	497,879	1,101

	$595,197	$30,135	$21,129	$482	$(61,392)	$543,293	$12,515

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,856,561	$—	$—	$1,856,561
Bonds and Notes*	—	110,356	—	110,356
Exchange-Traded Funds	486,598	—	—	486,598
Affiliated Mutual Funds	543,293	—	—	543,293

Total Investments	$2,886,452	$110,356	$—	$2,996,808

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2020 (Unaudited)

Equity	96.9%
Fixed Income	5.3

Total Investments	102.2
Other assets less liabilities	(2.2)

Net Assets	100.0%